Summary of Significant Accounting Policies (Details) - Schedule of useful lives are used to calculate amortization	12 Months Ended
Dec. 31, 2021
Trademarks and sanitary records [Member] | Bottom of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives are used to calculate amortization [Line Items]
Useful life	3 years
Trademarks and sanitary records [Member] | Top of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives are used to calculate amortization [Line Items]
Useful life	20 years
Licenses, customers and agreements [Member] | Bottom of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives are used to calculate amortization [Line Items]
Useful life	3 years
Licenses, customers and agreements [Member] | Top of range [member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives are used to calculate amortization [Line Items]
Useful life	10 years
Product development [Member]
Summary of Significant Accounting Policies (Details) - Schedule of useful lives are used to calculate amortization [Line Items]
Useful life	3 years